Subsequent event	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent event
Subsequent event

Normal course issuer bid
On January 29, 2019, the Board of Directors of the Company approved a new NCIB, which allows for the repurchase of up to 22 million common shares between February 1, 2019 and January 31, 2020, at prevailing market prices plus brokerage fees, or such other prices as may be permitted by the Toronto Stock Exchange.